SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |_|

      Pre-Effective Amendment No.                                     |_|
      Post-Effective Amendment No. 15                                 |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|

      Amendment No. 16                                                |X|

          The James Advantage Funds - File Nos. 333-37277 and 811-8411
                  1349 Fairground Road, Beavercreek, Ohio 45385
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: (937)426-7640
                  Barry R. James, P.O. Box 8, Alpha, Ohio 45301
                     (Name and Address of Agent for Service)

                                  With copy to:
                  Donald S. Mendelsohn, Esq., Thompson Hine LLP
              312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

      |X|   immediately upon filing pursuant to paragraph (b)
      |_|   on _____________ pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      |_|   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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      EXPLANATORY NOTE:

      The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No. 14 to this Registration Statement filed on October 31, 2006.

This Amendment is being filed in order to file:

Exhibit 23.g -- Amendment to Agreement with Custodian

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits:

      a.    Declaration of Trust

            Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on October 6, 1997, is hereby incorporated by reference.

            Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on October 6, 1997, is hereby incorporated by reference.

            Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on October 6, 1997, is hereby incorporated by reference.

            Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 1, 1999, is hereby incorporated by reference.

            Copy of Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference..

      b.    Bylaws

            Copy of Registrant's Amended Bylaws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on September 2, 2005, is hereby incorporated by reference.

      c.    Not Applicable

      d.    (i)   Investment Advisory Agreement for The James Balanced: Golden
                  Rainbow Fund

                  o Copy of Registrant's Management Agreement with James Investment Research, Inc. for The James Balanced: Golden Rainbow Fund (f.k.a. The James Golden Rainbow Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on May 22, 1998, is hereby incorporated by reference.

                  o Copy of Registrant's Amendment to Management Agreement with James Investment Research, Inc. for the James
                        Balanced: Golden Rainbow Fund (f.k.a. The James Golden Rainbow Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

            (ii)  Investment Advisory Agreement for The James Small Cap Fund

                  o Copy of Registrant's Management Agreement with James Investment Research, Inc. for The James Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on September 22, 1998, is hereby incorporated by reference.

                  o Copy of Registrant's Amendment to Management Agreement with James Investment Research, Inc. for the James Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

            (iii) Investment Advisory Agreement for The James Market Neutral
                  Fund

                  o Copy of Registrant's Management Agreement with James Investment Research, Inc. for The James Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on September 22, 1998, is hereby incorporated by reference.

                  o Copy of Registrant's Amendment to Management Agreement with James Investment Research, Inc. for the James Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

            (iv)  Investment Advisory Agreement for The James Equity Fund

                  o Copy of Registrant's Management Agreement with James Investment Research, Inc. for The James Equity Fund (f.k.a. The James Large Cap Plus Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 1, 2000, is hereby incorporated by reference.

                  o Copy of Registrant's Amendment to Management Agreement with James Investment Research, Inc. for the James Equity Fund (formerly, The James Large Cap Plus Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

            (v)   Investment Advisory Agreement for the James Mid Cap Fund

                  o Copy of Registrant's Management Agreement with James Investment Research, Inc. for the James Mid Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

      e. Underwriting Agreement between The James Advantage Funds and IFS Fund Distributors

            Copy of Registrant's Underwriting Agreement with IFS Fund Distributor's, Inc. (formerly, CW Fund Distributors, Inc.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on May 22, 1998, is hereby incorporated by reference.

      f.    Not Applicable

      g.    Custodian Agreement with Firstar Bank, N.A.

            Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly, Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on May 22, 1998, is hereby incorporated by reference.

            Copy of Registrant's Amendment to Agreement with the Custodian, U.S. Bank, N.A. (formerly, Firstar Bank, N.A.) is filed herewith.

      h.    (i)   First Amended And Restated Administration Agreement

            Copy of Registrant's First Amended And Restated Administration Agreement with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on August 30, 2002, is hereby incorporated by reference.

            Copy of Registrant's Amendment to First Amended And Restated Administration Agreement with Integrated Investment Services, Inc. (formerly Integrated Fund Services), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference.

            (ii)  First Amended And Restated Accounting Services Agreement

            Copy of Registrant's First Amended And Restated Accounting Services Agreement with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on August 30, 2002, is hereby incorporated by reference.

            Copy of Registrant's Amendment to First Amended And Restated Accounting Services Agreement with Integrated Investment Services, Inc. (formerly Integrated Fund Services), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference.

            (iii) First Amended And Restated Transfer, Dividend Disbursing,
                  Shareholder Service And Plan Agency Agreement

            Copy of Registrant's First Amended And Restated Transfer, Dividend Disbursing, Shareholder Service And Plan Agency Agreement with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on August 30, 2002, is hereby incorporated by reference.

            Copy of Registrant's Amendment to First Amended And Restated Transfer, Dividend Disbursing, Shareholder Service And Plan Agency Agreement with Integrated Investment Services, Inc. (formerly Integrated Fund Services), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference.

            (iv) Copy of i-Compliance Services Agreement with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on September 2, 2005, is hereby incorporated by reference.

      i.    Opinion and Consent of Counsel

            (i) Copy of Opinion of Counsel, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

            (ii) Consent, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference.

      j. Auditor Consent, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on October 31, 2006, is hereby incorporated by reference.

      k.    Not Applicable

      l.    Agreement Relating to Initial Capital

            Copy of Registrant's Agreement Relating to Initial Capital, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on May 22, 1998, is hereby incorporated by reference.

      m.    (i)   First-Amended Class A Plan of Distribution Pursuant to Rule
                  12b-1 for The Golden Rainbow Fund

            Copy of Registrant's First-Amended Class A Plan of Distribution Pursuant to Rule 12b-1 for The Golden Rainbow Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on August 30, 2002, is hereby incorporated by reference.

            (ii) Plans of Distribution Pursuant to Rule 12b-1 for The James Small Cap Fund

            Copy of Registrant's Plan of Distribution Pursuant to Rule 12b-1 for The James Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on September 22, 1998, is hereby incorporated by reference.

            (iii) Plans of Distribution Pursuant to Rule 12b-1 for The James
                  Market Neutral Fund

            Copy of Registrant's Plan of Distribution Pursuant to Rule 12b-1 for The James Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on September 22, 1998, is hereby incorporated by reference.

            (iv) First-Amended Class A Plan of Distribution Pursuant to Rule 12b-1 for The James Large Cap Plus Fund

            Copy of Registrant's First-Amended Class A Plan of Distribution Pursuant to Rule 12b-1 for The James Equity Fund (formerly, The James Large Cap Plus Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on August 30, 2002, is hereby incorporated by reference.

            (v) Plan of Distribution Pursuant to Rule 12b-1 for the James Mid Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on June 30, 2006, is hereby incorporated by reference.

      n.    Not Applicable

      o.    Not Applicable

            Not Applicable

      p.    (i)   Code of Ethics of The James Advantage Fund and James
                  Investment Research, Inc.

            Copy of Code of Ethics of The James Advantage Fund and James Investment Research, Inc., as amended August 25, 2005, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on April 13, 2006, is hereby incorporated by reference.

            (ii)  Code of Ethics of IFS Fund Distributors, Inc.

            Copy of Code of Ethics of IFS Fund Distributors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 1, 2000, is hereby incorporated by reference.

      q.    (i)   Power of Attorney for Leslie L. Brandon

            Copy of Power of Attorney for Leslie L. Brandon, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on November 3, 2003, is hereby incorporated by reference.

            (ii)  Power of Attorney for Anthony P. D'Angelo

            Copy of Power of Attorney for Anthony P. D'Angelo, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on November 3, 2003, is hereby incorporated by reference.

            (iii) Power of Attorney for Richard C. Russell

            Copy of Power of Attorney for Richard C. Russell, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on November 3, 2003, is hereby incorporated by reference.

Item 24.    Persons Controlled by or under Common Control with Registrant

            None

Item 25. Indemnification. Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and trustees as follows:

            SECTION 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

            SECTION 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code
            Section 1701.13(E), shall govern.

            SECTION 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

            Paragraphs 8 and 9 of the Registrant's Underwriting Agreement provides for indemnification of the Trust and its Principal Underwriter, IFS Fund Distributors, Inc., as follows:

            Paragraph 8. Indemnification of Trust. Underwriter agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a trustee, director, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Underwriter or any agent or employee of Underwriter or any other person for whose acts Underwriter is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust. Underwriter likewise agrees to indemnify and hold harmless the Trust and each such person in connection with any claim or in connection with any action, suit or proceeding which arises out of or is alleged to arise out of Underwriter's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Underwriter's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

            Paragraph 9. Indemnification of Underwriter. The Trust agrees to indemnify and hold harmless Underwriter and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Underwriter against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under this Agreement, for all of which exceptions Underwriter shall be liable to the Trust. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. In order that the indemnification provisions contained in this Paragraph 9 shall apply, it is understood that if in any case the Trust may be asked to indemnify Underwriter or any other person or hold Underwriter or any other person harmless, the Trust shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Underwriter will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Trust. The Trust shall have the option to defend Underwriter and any such person against any claim which may be the subject of this indemnification, and in the event that the Trust so elects it will so notify Underwriter, and thereupon the Trust shall take over complete defense of the claim, and neither Underwriter nor any such person shall in such situation initiate further legal or other expenses for which it shall seek indemnification under this Paragraph 9. Underwriter shall in no case confess any claim or make any compromise in any case in which the Trust will be asked to indemnify Underwriter or any such person except with the Trust's written consent. Notwithstanding any other provision of this Agreement, Underwriter shall be entitled to receive and act upon advice of counsel (who may be counsel for the Trust or its own counsel) and shall be without liability for any action reasonably taken or thing reasonably done pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations.

      The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trust may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Item 26.    Business and Other Connections of Investment Advisor

      James Investment Research, Inc. is a registered investment advisor providing general investment advisory services to the series of The James Advantage Funds: The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. James Investment Research, Inc. also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The following list sets forth the business and other connections of the directors and officers of James Investment Research, Inc., P.O. Box 8, Alpha, Ohio 45301.

      (1)   Francis E. James, Jr. - Chairman of James Investment Research, Inc.

      (2)   Barry R. James - President of James Investment Research, Inc.

            (a)   President and Trustee of The James Advantage Funds.

      (3) Ann Marie Shaw - Chief Operating Officer of James Investment Research, Inc.

      (4) Thomas L. Mangan - Senior Vice President and Chief Compliance Officer of James Investment Research, Inc.

            (a) Vice President, Treasurer, Chief Compliance Officer and Secretary of The James Advantage Funds.

      (5)   Suzanne Smith - Treasurer of James Investment Research, Inc.

      (6) David W. James - Vice President of Research of James Investment Research, Inc.

Item 27.    Principal Underwriter

      (a) IFS Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open-end investment companies: The Appleton Funds, Diamond Hill Funds, MMA Praxis Funds, The Westport Funds and The Caldwell & Orkin Funds, Inc.

      (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

                          Position                                  Position
                          with                                      with
         Name             Distributor                               Registrant
         ----             -----------                               ----------

Jill T. McGruder          Director                                  None

Roy E. Rogers             President                                 None

Terrie A. Wiedenheft      Senior Vice President/                    None
                          Chief Financial Officer/Treasurer

Jeffery G. Rutowski       Senior Vice President and Chief           None
                          Operating Officer

      (c)   Inapplicable

Item 28.    Locations of Accounts and Records

            The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office at 303 Broadway, Cincinnati, Ohio 45202. Certain records, including records relating to the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's investment advisors and custodians.

Item 29.    Management Services

            Not Applicable

Item 30.    Undertakings

            Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 6th day of November, 2006.

                                                    THE JAMES ADVANTAGE FUNDS

                                                    By: /s/ Barry R. James
                                                    Barry R. James
                                                    President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                 Title                       Date

/s/ Barry R. James                Trustee and President         November 6, 2006
Barry R. James                    (principal executive
                                  officer)

/s/ Thomas L. Mangan              Treasurer,                    November 6, 2006
Thomas L. Mangan                  (principal financial and
                                  accounting officer)

Leslie L. Brandon*                Trustee

Anthony P. D'Angelo*              Trustee

Richard C. Russell*               Trustee


*By: /s/ Donald S. Mendelsohn
         Donald S. Mendelsohn
         Attorney-in-Fact
         November 6, 2006

                            POST-EFFECTIVE AMENDMENT

                                  EXHIBIT INDEX

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            EXHIBIT NAME                                       EXHIBIT NUMBER
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Amendment to Agreement with Custodian                          23.g
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